NOTE 2 – GOING CONCERN (Details Narrative) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Retained Earnings (Accumulated Deficit)	$ (381,077)	$ (347,018)	$ (282,577)